File No. 33-43480
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                         POST EFFECTIVE AMENDMENT NO. 4
                                       TO
                                    FORM S-6
  For Registration Under the Securities Act of 1933 of Securities of
  Unit Investment Trusts Registered on Form N-8B-2.
  A.  Exact name of Trust:
      PAINEWEBBER PATHFINDERS TRUST TREASURY AND GROWTH STOCK
      SERIES 13
  B.  Name of Depositor:
      PAINEWEBBER INCORPORATED
  C.  Complete address of Depositor's principal executive office:
      PAINEWEBBER INCORPORATED
      1285 Avenue of the Americas
      New York, New York 10019
  D.  Name and complete address of agents for service:
      PAINEWEBBER INCORPORATED
      Attention: Mr. Robert E. Holley
      1200 Harbor Blvd.
      Weehawken, New Jersey 07087
  (x) Check if it is proposed that this filing should become effective (immediately upon filing or on December 13, 1996) pursuant to paragraph
      (b) of Rule 485.
  E.  Title and amount of securities being registered:
      14,685,650 Units
  F. Proposed maximum offering price to the public of the securities being registered:
      $22,181,205.76**
  * Estimated solely for the purpose of calculating the registration fee, at $1.51 per unit.
  G. Amount of filing fee, computed at one-thirty-third of 1 percent of the proposed maximum aggregate offering price to the public:
      $100.00*
  H.  Approximate date of proposed sale to public:
      AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE
      REGISTRATION STATEMENT.
  * The method of calculation is made pursuant to Rule 24e-2 under the Investment Company Act of 1940.The total amount of units redeemed or repurchased during the previous fiscal year ending 1995 is 14,467,184. There have been no previous filings of post-effective amendments during the current fiscal year 14,467,184 redeemed or repurchased units are being used to reduce the filing fee for this amendment.

                          PAINEWEBBER PATHFINDERS TRUST
                       TREASURY AND GROWTH STOCK SERIES 13
                              Cross Reference Sheet
       Pursuant to Rule 404(c) of Regulation C under the Securities Act of
                                      1933
        (Form N-8B-2 Items required by Instruction 1 as to Prospectus on
                                    Form S-6)
  Form N-8B-2                                                          Form S-6
  Item Number                                             Heading in Prospectus
  I.       Organization and General Information
  1.    (a)Name of Trust                )  Front Cover
        (b)Title of securities issued   )
  2.    Name and address of             )  Back Cover
        Depositor
  3.    Name and address of             )  Back Cover
        Trustee
  4.    Name and address of             )  Back Cover
        Principal
        Underwriter                     )
  5.    Organization of Trust           )  The Trust
  6.    Execution and                   )  The Trust
        termination of
        Trust Agreement                 )  Termination of the Trust
  7.    Changes of name                 )  *
  8.    Fiscal Year                     )  *
  9.    Litigation                      )  *
  II.       General Description of the Trust and Securities of the Trust
  10.   General Information             )  The Trust;
        regarding
        Trust's Securities and          )  Rights of Unit
        Rights
        of Holders                      )  holders
  (a)   Type of Securities              )  The Trust
        (Registered or Bearer)          )
  (b)   Type of Securities              )  The Trust
        (Registered or Bearer)          )
  *     Not applicable, answer
        negative or not required.

  (c)   Rights of Holders as to         )  Rights of Unit
        Withdrawal or                   )  holders
        Redemption
                                        )  Redemption;
                                        )  Public Offering of Units-
                                        )  Secondary Market for Units
  (d)   Rights of Holders as to         )  Secondary Market for
        conversion, transfer, etc.      )  Units Exchange Option
  (e)   Rights of Trust issues          )
        periodic payment plan           )  *
        certificates                    )
  (f)   Voting rights as to             )  Rights of Unit
        Securi-
        ties, under the Indenture       )  holders
  (g)   Notice to Holders as to         )
        change in                       )
        (1)Assets of Trust              )  Amendment of the
                                           Indenture
        (2)Terms and Conditions         )  Administration of the
                                           Trust-Portfolio Supervision
           of Trust's Securities        )  Investments
        (3)Provisions of Trust          )  Amendment of the
                                           Indenture
        (4)Identity of Depositor and    )  Administration of the Trust
           Trustee
  (h)   Consent of Security             )
        Holders
        required to change              )
        (1)Composition of assets        )  Amendment of the
                                           Indenture
           of Trust                     )
        (2)Terms and conditions         )  Amendment of the
                                           Indenture
           of Trust's Securities        )
        (3)Provisions of Indenture      )  Amendment of the
                                           Indenture
        (4)Identity of Depositor        )  Administration of the Trust
           and Trustee                  )
  11.   Type of Securities              )  The Trust
        Comprising Units
  12.   Type of securities              )  *
        comprising
        periodic payment                )
        certificates
  13.   (a)Load, fees, expenses, etc.   )  Public Offering of
                                        )  Units; Expenses of the
                                        )  Trust
  *     Not applicable, answer
        negative or not required.

        (b)Certain information          )  *
           regarding periodic payment   )  *
           certificates                 )
        (c)Certain percentages          )  *
        (d)Certain other fees, etc.     )  Expenses of the Trust
           payable by holders           )  Rights of Unitholders
        (e)Certain profits receivable   )  Public Offering of
           by depositor, principal      )  Units
           underwriters, trustee or     )  Public Offering of Units
           affiliated persons           )  Market for Units
        (f)Ratio of annual charges to   )  *
           income                       )
  14.   Issuance of Trust's             )  The Trust
        securities
                                        )  Public Offering of Units
  15.   Receipt and handling of         )  *
        payments from                   )
        purchasers
  16.   Acquisition and                 )  The Trust; Administration
        disposition of
        underlying securities           )  of the Trust; Termination
                                        )  of Trust
  17.   Withdrawal or                   )  Redemption
        redemption
                                        )  Public offering of Units
                                        )  -Secondary Market for
                                        )  -Exchange Option
                                        )  -Conversion Option
  18.   (a)Receipt and disposition of   )  Distributions of
           income                       )  Unitholders
        (b)Reinvestment of              )  *
           distributions
        (c)Reserves or special fund     )  Distributions to
                                        )  Unitholders; Expenses of
                                           Trust
        (d)Schedule of distribution     )  *
  19.   Records, accounts and           )  Distributions
        report
                                        )  Administration
                                        )  of the Trust
  20.   Certain miscellaneous           )  Administration of the Trust
        pro-
        visions of Trust                )
        agreement
  21.   Loans to security               )  *
        holders
  22.   Limitations on liability        )  Sponsor, Trustee
  23.   Bonding arrangements            )  Included in Form N-8B-2
  24.   Other material                  )  *
        provisions of
        trust agreement                 )
  *     Not applicable, answer
        negative or not required.

  III.        Organization
  Personnel and        Affiliated
  Persons of Depositor
  25.   Organization of                 )  Sponsor
        Depositor
  26.   Fees received by                )  Public Offering of
        Depositor
                                        )  Units Expenses of the Trust
  27.   Business of Depositor           )  Sponsor
  28.   Certain information as to       )  Sponsor
        officials and affiliated        )
        persons of Depositor            )
  29.   Voting securities of            )  *
        Depositor
  30.   Persons controlling             )  Sponsor
        Depositor
  31.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  32.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  33.   Remuneration of                 )  *
        employees of
        Depositor for certain           )
        services
        rendered to Trust               )
  34.   Remuneration of other           )  *
        persons
        for certain services            )
        rendered
        to Trust                        )
  IV.        Distribution and Redemption of Securities
  35.   Distribution of Trust's         )  Public Offering of Units
        securities by states            )
  36.   Suspension of sales of          )  *
        Trust's
        securities                      )
  37.   Revocation of authority         )  *
        to
        distribute                      )
  38.   (a)Method of distribution       )  Public Offering of Units
        (b)Underwriting agreements      )
        (c)Selling agreements           )  Sponsor
  *     Not applicable, answer
        negative or not required.

  39.   (a)Organization of principal    )  Sponsor
           underwriter                  )
        (b)N.A.S.D. membership of       )  Sponsor
           principal underwriter        )
  40.   Certain fees received by        )  Public Offering Price of
        principal underwriter           )  Units
  41.   (a)Business of principal        )  Sponsor
           underwriter                  )
        (b)Branch officers of           )  *
           principal underwriter        )
        (c)Salesman of principal        )  *
           underwriter                  )
  42.   Ownership of Trust's            )  *
        securities
        by certain persons              )
  43.   Certain brokerage               )  *
        commissions
        received by principal           )
        underwriter                     )
  44.   (a)Method of valuation          )  Public Offering Price of
                                        )  Units
        (b)Schedule as to offering      )  *
           price                        )
        (c)Variation in Offering        )  Public Offering Price of
           price to certain persons     )  Units
  45.   Suspension of                   )  *
        redemption rights
  46.   (a)Redemption valuation         )  Public Offering of Units
                                        )  -Secondary Market for Units
                                        )  -Valuation
        (b)Schedule as to redemption    )
           price                        )
  V.        Information concerning the Trustee or Custodian
  47.   Maintenance of position         )  Public Offering of Units
        in
        underlying securities           )  Redemption
                                        )  Trustee
                                        )  Evaluation of the Trust
  48.   Organization and                )
        regulation of
        Trustee                         )  Trustee
  49.   Fees and expenses of            )  Expenses of the Trust
        Trustee
  50.   Trustee's lien                  )  Expenses of the Trust
  *     Not applicable, answer
        negative or not required.
  VI.        Information
  concerning Insurance of
  Holders of Securities
  51.   (a)Name and address of          )  *
           Insurance Company            )
        (b)Type of policies             )  *
        (c)Type of risks insured and    )  *
           excluded                     )
        (d)Coverage of policies         )  *
        (e)Beneficiaries of policies    )  *
        (f)Terms and manner of          )  *
           cancellation                 )
        (g)Method of determining        )  *
           premiums                     )
        (h)Amount of aggregate          )  *
           premiums paid                )
        (i)Who receives any part of     )  *
           premiums                     )
        (j)Other material provisions    )  *
           of the Trust relating to     )
           insurance                    )
  VII.       Policy of Registrant
  52.   (a)Method of selecting and      )  The Trust;
           eliminating securities       )  Administration of the Trust
           from the Trust               )
        (b)Elimination of securities    )  *
           from the Trust               )
        (c)Policy of Trust regarding    )  Portfolio Supervision
                                        )  Administration of Trust
           substitution and
           elimination of securities    )
        (d)Description of any funda-    )  Administration of
           mental policy of the Trust   )  Trust
                                        )  Portfolio Supervision
  53.   (a)Taxable status of the        )  Tax status of the Trust
           Trust                        )
        (b)Qualification of the Trust   )  Tax status of the Trust
           as a mutual investment       )
           company                      )
  *     Not applicable, answer
        negative or not required.
  VIII.       Financial and
  Statistical Information
  54.   Information regarding           )  *
        the
        Trust's past ten fiscal         )
        years
  55.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  56.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  57.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  58.   Certain information             )  *
        regarding
        periodic payment plan           )
        certi-
        ficates                         )
  59.   Financial statements            )  Statement of Financial
        (Instruction 1(c) to            )  Condition
        Form S-6)
  *     Not applicable, answer
        negative or not required.

            PaineWebber Pathfinders Trust
Treasury and Growth Stock Series Thirteen
             A "Unit Investment Trust"

10,200,000 Units
 The Investment objective of this Trust is to preserve capital while providing for capital appreciation through an investment in "zero coupon" United States Treasury obligations (the
"Treasury Obligations") and equity growth stocks having, in the Sponsor's opinion on the Date of Deposit, an above average potential for appreciation (the "Growth Stocks"). The value of the Units will fluctuate with the value of the portfolio of underlying securities.

 The minimum purchase is 1,000 Units except that the minimum purchase in connection with an Individual Retirement Account (IRA) or other tax-deferred retirement plan is 250 units. Only whole
Units may be purchased.

THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
HAS THE COMMISSION OR ANY STATE SECURITIES
COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.

THE INITIAL PUBLIC OFFERING OF UNITS IN THE TRUST
HAS BEEN COMPLETED. THE UNITS OFFERED HEREBY ARE
ISSUED AND OUTSTANDING UNITS WHICH HAVE BEEN
ACQUIRED BY THE SPONSOR EITHER BY PURCHASE FROM
THE TRUSTEE OF UNITS TENDERED FOR REDEMPTION OR
IN THE SECONDARY MARKET.

SPONSOR:
 PaineWebber
   Incorporated
      Read and retain this prospectus for future reference.

Prospectus dated December 13, 1996

Essential Information Regarding The Trust
 The Trust. The objective of the PaineWebber
Pathfinders Trust, Treasury and Growth Stock
Series 13 (the "Trust") is preservation of capital and capital appreciation through an investment in the principal or interest portions of stripped "zero-coupon" treasury bonds (the
"Treasury Obligations"), and equity growth stocks
(the "Growth Stocks" or "Stocks") having, in the Sponsor's opinion on the Initial Date of Deposit, potential for capital appreciation (collectively, the "Securities"). The Treasury Obligation which matures on May 15, 2002 represents approximately
49.42% of the aggregate market value of the Trust portfolio and the Growth Stocks represent approximately 50.58% of the aggregate market value of the Trust portfolio. Because the maturity value of the Treasury Obligations is backed by the full faith and credit of the United
States the Sponsor believes that the Trust provides an attractive combination of safety and appreciation for purchasers who hold Units until the Trust's termination. The Trust has been formulated so that the portion of the Trust invested in Treasury Obligations is designed to provide an approximate return of principal invested on the Mandatory Termination Date for purchasers on the Date of Deposit (see "Essential
Information --Distributions"). For purchasers after the Date of Deposit, the Treasury
Obligations will provide a degree of principal protection. Therefore, even if the Stocks are valueless upon termination of the Trust, if the Treasury Obligations are held until their maturity, purchasers on the Date of Deposit should receive, at the termination of the Trust, $1,000 per 1,000 Units purchased. This feature of the Trust provides Unitholders with principal protection although they would have foregone earning any interest on the amounts invested. The
Stocks may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting corporate profitability, the financial condition of issuers and the prices of equity securities in general and the Stocks in particular. In addition, the Treasury Obligations may fluctuate substantially in value. There is no assurance that the Trust's objective will be achieved at the Trust's intended maturity or if the Trust is terminated or Units redeemed prior to the Trust's intended maturity. The value of the Securities and, therefore, the value of Units may be expected to fluctuate.

 As directed by the Sponsor, approximately 30 days prior to the maturity of the Treasury
Obligations, the Trustee will begin to sell the Stocks held in the Trust. Stocks having the greatest amount of capital appreciation will be sold first. Monies held upon the sale of Stocks will be held in non-interest bearing accounts created by the Indenture until distributed and will be of benefit to the Trustee. During the life of the Trust, Securities will not be sold to take advantage of market fluctuations. The Trust will terminate within 15 days after the Treasury
Obligations mature. (See "Termination of the Trust" and "Federal Income Taxes".)

 Public Offering Price. The Public Offering Price per Unit is computed by dividing the Trust Fund
Evaluation by the number of Units outstanding and then adding a sales charge which is currently
2.25% of the Public Offering Price (2.30% of the net amount invested). The sales charge is reduced in later years and on a graduated scale for sales involving at least $100,000 or 100,000 Units and will be applied on whichever basis is more favorable to the purchaser (see "Public Offering of Units-Sales Charge and Volume Discount").

 Distributions. The Trustee will distribute any net income and principal received (excluding long term capital gains, if any, on the sale of Stocks) quarterly on the Distribution Dates. Long term capital gains, if any, will be distributed annually. Income with respect to the original issue discount on the Treasury Obligations will not be distributed although Unitholders will be subject to income tax at ordinary income rates as if a distribution had occurred. (See "Federal In-come Taxes"). Additionally upon termination of the Trust, the Trustee will distribute to each Unitholder his pro rata share of the Trust's assets, less expenses. The sale of Stocks in the Trust in the period prior to termination and upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time due to impending or actual termination of the Trust. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the amount paid by such Unitholder. Unless a Unitholder purchases
Units on the Date of Deposit and unless the Treasury Obligations in proportion to the Units outstanding remain in the Trust, total distribu-tions, including distributions made upon termination of the Trust, may be less than the amount paid for a Unit.

 Market for Units. The Sponsor, though not obligated to do so, presently intends to maintain a secondary market for Units based upon the bid side evaluation of the Treasury Obligations. The public offering price in the secondary market will be based upon the value of the Securities next determined after receipt of a purchase order plus the applicable sales charge (see "Public
Offering of Units-Public Offering Price" and
"Valuation"). If a secondary market is not main-tained, a Unitholder may dispose of his Units only through redemption. With respect to redemption requests in excess of $100,000, the Sponsor may determine in its sole discretion to direct the Trustee to redeem units "in kind" by distributing only Stocks to the redeeming
Unitholder as directed by the Sponsor. (See
"Redemption")

                 THE TRUST
 General. The Trust is one of a series of similar
but separate unit investment trusts created by the
Sponsor pursuant to a Trust Indenture and
Agreement* (the "Indenture") dated as of the Date
of Deposit, between PaineWebber Incorporated, as
Sponsor and Investors Bank & Trust Company and The
First National Bank of Chicago as Co-Trustees
________________

 * Reference is hereby made to said Trust
Indenture and Agreement and any statements contained herein are qualified in their entirety by the provisions of said Trust Indenture and Agreement.
 (the "Co-Trustees" or the "Trustee"). The objective of the Trust is preservation of capital and capital appreciation through an investment in Treasury Obligations and Growth Stocks.

 The Treasury Obligations consist of U.S.
Treasury obligations which have been stripped of their unmatured interest coupons or interest coupons stripped from the U.S. Treasury
Obligations. The obligor with respect to the Treasury Obligations is the United States
Government. U.S. Government backed obligations are considered the safest investment.

 The effect of owning deep discount bonds which do not make current interest payments (such as the Treasury Obligations) is that a fixed yield is earned not only on the original investment but also, in effect, on all earned discount during the life of the discount obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligations at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, Treasury Obligations are subject to substantially greater price fluctuations during periods of changing market interest rates than are securities of comparable quality which pay interest currently.

 The Growth Stocks. The Trust also consists of
Growth Stocks. These are equity stocks which, in Sponsor's opinion on the Date of Deposit, have growth appreciation potential because PaineWebber believes the Stocks will be the beneficiaries of industrial innovation as well as global and technological trends over the life of the Trust.

 Stocks will not be sold to take advantage of market fluctuations. The Stocks contained in the Trust are representative of a number of different industries and the Trust is not considered concentrated in the Stocks of any particular in-dustry. Although certain Stocks in the Trust pay dividends, the Stocks were not selected on the basis of the potential for dividend income but rather on their growth potential. Dividends, if any, received will be held by the Trustee in non-interest bearing accounts until distributed to Unitholders on the next semi-annual Distribution
Date and to the extent that funds are held therein will benefit the Trustee.

 Special Considerations. Investors should note that the Trust contains stock issued by AT&T
Corporation ("AT&T"). The company has
restructured by dividing AT&T Corporation into three separate companies under different management. As of September 30, 1996, the company spun off Lucent Technologies and as of December
31, 1996, the company intends to spin off NCR
Corporation. The Trust has received shares of each of the newly created companies. It is the current intention of the Trust to retain such shares of the newly created companies in the Trust Portfolio.

 An investment in Units of the Trust should be made with an understanding of the risks inherent in an investment in common stocks in general. The general risks are associated with the rights to receive payments from the issuer which are generally inferior to creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Holders of common stocks have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and to participate in amounts available for distribution by the issuer only after all other claims against the issuer have been paid or provided for. By contrast, holders of preferred stocks have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, normally on a cumulative basis, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on cumulative preferred stock must be paid before any dividends are paid on common stock. Preferred stocks are also entitled to rights on liquidation which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks.

 Common stocks do not represent an obligation of the issuer. Therefore they do not offer any assurance of income or provide the degree of protection of debt securities. The issuance of debt securities or even preferred stock by an is-suer will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Unlike debt securities which typically have a stated principal amount payable at maturity, common stocks do not have a fixed principal amount or a maturity.
Additionally, the value of the Stocks, like the Treasury Obligations, in the Trust may be expected to fluctuate over the life of the Trust to values higher or lower than those prevailing on the Date of Deposit. The Stocks may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting corporate profitability, the financial condition of issuers and the prices of equity securities in general and the Stocks in particular. Certain of the Stocks are American Depositary Receipts ("ADRs") which evidence American Depositary Shares which, in turn, represent common stock of foreign issuers deposited with a custodian in a depositary. Currency fluctuations will affect the U.S. dollar equivalent of the local currency price of the underlying domestic share and as a result, are likely to affect the value of ADRs and the value of any dividends actually received by the Trust. In addition, the rights of holders of ADRs may be different than those of holders of the underlying shares, and the market for ADRs may be less liquid than that for the underlying shares. Therefore, investment in this Trust should be made with an understanding that the value of the ADRs may fluctuate with fluctuations in the values of the particular foreign currency relative to the U.S. dollar. There is no assurance that the Trust's objective will be achieved. Until distributed, dividends and principal received upon the sale of Stocks may be reinvested, until the next applicable distribution date, in current interest-bearing
United States Treasury Obligations. (See
"Administration of the Trust-Reinvestment".)
(The Treasury Obligations, the current interest-bearing United States Treasury Obligations if any, and the Stocks may be collectively referred to as 'Securities' herein.) The value of the Securities and, therefore, the value of Units may be expected to fluctuate.

 Because the Trust is organized as a unit investment trust, rather than as a management investment company, the Trustee and the Sponsor do not have authority to manage the Trust's assets fully in an attempt to take advantage of various market conditions to improve the Trust's net asset value, but may dispose of Securities only under limited circumstances. (See
"Administration of the Trust--Portfolio
Supervision".)

              FEDERAL INCOME TAXES

 In the opinion of Orrick, Herrington & Sutcliffe
LLP, counsel for the Sponsor, under existing law:

 1. The Trust is not an association taxable as a corporation for Federal income tax purposes.
Under the Internal Revenue Code of 1986, as amended (the "Code"), each Unitholder will be treated as the owner of a pro rata portion of the Trust, and income of the Trust will be treated as income of the Unitholders.

 2. Each Unitholder will have a taxable event when the Trust disposes of a Security (whether by sale, exchange, redemption, or payment at maturity), or when the Unitholder redeems or sells its Units. For purposes of determining gain or loss, the total tax cost of each Unit to a Unitholder is allocated among each of the Securities in accordance with the proportion of the Trust comprised by each Security, to determine the Unitholder's per Unit tax cost for each Security.

 3. The Trust is not an association taxable as a corporation for New York State income tax purposes. Under New York State law, each
Unitholder will be treated as the owner of a pro rata portion of the Trust, and income of the Trust will be treated as income of the Unitholders.

 General. Each Unitholder must report on its federal income tax return a pro rata share of the entire income tax of the Trust, derived from dividends on Growth Stocks, original issue discount or interest on Treasury Obligations (the
"Treasury Obligations") gains or losses upon sales of Securities by the Trust and a pro rata share of expenses of the Trust.

 Distributions with respect to Stock, to the extent they do not exceed current or accumulated earnings and profits of the distributing corporation, will be treated as dividends to the Unitholders and will be subject to income tax at ordinary rates. Corporate Unitholders may be entitled to the dividends-received deduction discussed below.

 To the extent distributions with respect to a Stock were to exceed the issuing corporation's current and accumulated earnings and profits, they would not constitute dividends. Rather, they would be treated as a tax free return of capital and would reduce a Unitholder's tax cost for such Stock. After such tax cost has been reduced to zero, any additional distributions in excess of current and accumulated earnings and profits would be taxable as gain from sale of common stock. This reduction in basis would increase any gain, or reduce any loss, realized by the Unitholder on any subsequent sale or other disposition of Units.

 A Unitholder who is an individual, estate or trust may be disallowed certain itemized deductions described in Code section 67, including compensation paid to the Trustee and administrative expenses of the Trust, to the extent these itemized deductions, in the aggregate, do not exceed two percent of the Unitholder's adjusted gross income. Thus, a Unitholder's taxable income from an investment in Units is likely to exceed amounts distributed since taxable income would include any accretion of original discount and amounts that are not distributed to Unitholders but are used by the Trust to pay expenses.

 Original Issue Discount. The Trust will contain principal or interest portions of stripped "zero-coupon" United States Treasury Obligations which are treated as bonds that were originally issued at a discount ("original issue discount").
Original issue discount represents interest for federal income tax purposes and can generally be defined as the difference between the price at which a bond was issued and its stated redemption price at maturity. For purposes of the preceding sentence, stripped obligations, such as the Treasury Obligations, which variously consists either of the right to receive payments of interest or the right to receive payments of principal, are treated by each successive purchaser as originally issued on their purchase dates at an issue price equal to their respective purchase prices thereof. The market value of the Trust assets comprising the Trust will be provided to a Unitholder upon request in order to enable the Unitholder to calculate the original issue discount attributable to each of the Treasury Obligations. Original issue discount on Treasury Obligations (which were issued or treated as issued on or after July 2, 1982) is deemed earned in a geometric progression over the life of such obligation, taking into account the semi-annual compounding of accrued interest, resulting in an increasing amount of income in each year. Each Unitholder is required to include in income each year the amount of original issue discount which accrues on its pro rata portion of each Treasury Obligation with original issue discount. The amount of accrued original issue discount included in income with respect to a Unitholder's pro rata interest in Treasury
Obligations is thereupon added to the tax cost for such obligations.

 Gain or Loss on Sale. If a Unitholder sells or otherwise disposes of a Unit, the Unitholder generally will recognize gain or loss in an amount equal to the difference between the amount realized on the disposition allocable to the Se-curities and the Unitholder's adjusted tax bases in the Securities. In general, such adjusted tax bases will equal the Unitholder's aggregate cost for the Unit increased by any accrued original issue discount. Such gain or loss will be capital gain or loss if the Unit and underlying
Securities were held as capital assets, except that such gain will be treated as ordinary income to the extent of any accrued original issue discount not previously reported. Each Unitholder will also recognize taxable gain or loss when all or part of its pro rata portion of a Security is sold or otherwise disposed of for an amount greater or less than its per Unit tax cost therefor.

 Corporate Dividends Received Deduction.
Corporate holders of Units may be eligible for the dividends-received deduction with respect to distributions treated as dividends, subject to the limitations provided in Sections 246 and 246A of the Code. The dividends-received deduction generally equals 70 percent of the amount of the dividend. As a result, the maximum effective tax rate on dividends received generally will be reduced from 35 percent, the maximum rate on corporate ordinary income then scheduled to be in effect, to 10.5 percent. A portion of the dividends-received deduction may, however, be subject to the alternative minimum tax and be taxed at a 20 percent effective tax rate. In-dividuals, partnerships, trusts, S corporations and other entities are not eligible for the dividends-received deduction. The Clinton
Administration has proposed a reduction in the dividends-received deduction from 70 percent to 50 percent and there have been, from time to time, other proposals to reduce such deduction.
The Sponsor is unable to predict whether the Clinton administration proposal or any other proposal will be adopted during the life of the Trust.

 Withholding For Citizen or Resident Investors.
In the case of any noncorporate Unitholder that is a citizen or resident of the United States a 31 percent "backup" withholding tax will apply to certain distributions of the Trust unless the Unitholder properly completes and files under penalties or perjury, IRS Form W-9 (or its equivalent).

 State Taxation and Future Legislation. The foregoing discussion relates only to the Federal income tax consequences with respect to distributions by the Trust. Unitholders may also be subject to state and local taxation. Future legislative, judicial or administrative changes could modify the conclusions expressed above and could affect the tax consequences to Unitholders.
Accordingly, Unitholders should consult its own tax advisors regarding questions of Federal, state and local tax consequences to it of ownership of Units.

 Investments in the Trust may be suited for purchase by funds and accounts of individual investors that are exempt from federal income taxes such as Individual Retirement Accounts, tax-qualified retirement plans including Keogh
Plans, and other tax-deferred retirement plans.
Unitholders desiring to purchase Units for tax-deferred plans and IRA's should consult their PaineWebber Investment Executive for details on establishing such accounts. Units may also be pur-chased by persons who already have self-directed accounts established under tax-deferred retirement plans.

             PUBLIC OFFERING OF UNITS

 Public Offering Price. The public offering price in the secondary market will be the Trust Fund
Evaluation per Unit next determined after receipt of a purchase order, determined with respect to the Treasury Obligations on the bid side of the market, plus the applicable sales charge. (See
"Valuation.")

 Sales Charge. Sales charges for secondary market sales are set forth below. A discount in the sales charge is available to volume purchasers of Units due to economies of scales in sales effort and sales related expenses relating to volume purchases. The sales charge applicable to volume purchasers of Units is reduced on a graduated scale for sales to any person of at least
$100,000 or 100,000 Units, applied on whichever basis is more favorable to the purchaser.
Secondary Market

 Percent of
Public              Percent of
Offering           Net Amount
Price                 Invested
2.25%                 2.30%
 The volume discount sales charge shown above will apply to all purchases of Units on any one day by the same person in the amounts stated herein, and for this purpose purchases of Units of this Trust will be aggregated with concurrent purchases of any other trust which may be offered by the Sponsor. Units held in the name of the purchaser's spouse or in the name of a purchaser's child under the age of 21 are deemed for the purposes hereof be registered in the name of the purchaser. The reduced sales charges are also applicable to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account.

 Employee Discount. Due to the realization of economies of scale in sales effort and sales related expenses with respect to the purchase of Units by employees of the Sponsor and its affiliates, the Sponsor intends to permit employees of the Sponsor and its affiliates and certain of their relatives to purchase Units of the Trust at a reduced sales charge of $5.00 per 1,000 Units.

 Exchange Option. Unitholders may elect to exchange any or all of their Units of this series for units of one or more of any series of The
PaineWebber Municipal Bond Fund (the "PaineWebber
Series"); The Municipal Bond Trust (the "National
Series"); The Municipal Bond Trust, Multi-State
Program (the "Multi-State Series"); The Municipal
Bond Trust, California Series (the "California
Series"); The Corporate Bond Trust (the
"Corporate Series"); The PaineWebber Pathfinder's
Trust (the "Pathfinder's Trust"); The Municipal
Bond Trust, Insured Series (the "Insured Series") the PaineWebber Federal Government Trust, (the
"Federal Government Trust") or The PaineWebber
Equity Trust, (the "Equity Trust"), (collectively referred to as the "Exchange Trusts"), at a Public Offering Price for the units of the Ex-change Trusts to be acquired based on a reduced sales charge of $15 per unit or per 1,000 units in the case of a trust whose units cost approximately one dollar. The purpose of such reduced sales charge is to permit the Sponsor to pass on to the Certificateholder who wishes to exchange Units the cost savings resulting from such exchange Units. The cost savings result from reductions in time and expense related to advice, financial planning and operational expenses re-quired for the Exchange Option. Each Exchange
Trust has different investment objectives, therefore a Unitholder should read the prospectus for the applicable Exchange Trust carefully prior to exercising this option. Exchange Trusts having as their objective the receipt of tax exempt interest income would not be suitable for tax-deferred investment plans such as Individual
Retirement Accounts. A Certificateholder who purchased Units of a series and paid a per Unit or per 1,000 Unit sales charge that was less than the per Unit or per 1,000 Unit sales charge of the series of the Exchange Trusts for which such Certificateholder desires to exchange into, will be allowed to exercise the Exchange Option at the Unit Offering Price plus the reduced sale charge, provided the Certificateholder has held the Units for at least five months. Any such Certificateholder who has not held the Units to be exchanged for the five-month period will be required to exchange them at the Unit Offering
Price plus a sales charge based on the greater of the reduced sale charge, or an amount which, together with the initial sales charge paid in connection with the acquisition of the Units being exchanged, equals the sales charge of the series of the Exchange Trust for which such Certificateholder desires to exchange into, determined as of the date of the exchange.

 The Sponsor will permit exchanges at the reduced sales charge provided there is either a primary market for Units or a secondary market maintained by the Sponsor in both the Units of this series and units of the applicable Exchange Trust and there are units of the applicable Exchange Trust available for sale. While the Sponsor has indicated that it intends to maintain a market for the Units of the respective Trusts, there is no obligation on its part to maintain such a market. Therefore, there is no assurance that a market for Units will in fact exist on any given date at which a Unitholder wishes to sell his Units of this series and thus there is no assurance that the Exchange Option will be available to a Unitholder. Exchanges will be effected in whole Units only, but Unitholders will be permitted to advance new money in order to complete an exchange to round up to the next highest number of Units. An exchange of Units pursuant to the Exchange Option will normally constitute a "taxable event," i.e., a Unitholder will recognize a tax gain or loss which will be of a capital or ordinary income nature depending upon the length of time he has held his Units and other factors. Unitholders are urged to consult their own tax advisors as to the tax consequences to them of exchanging Units in particular cases.

 The Sponsor reserves the right to modify, suspend or terminate this Exchange Option at any time without further notice to Unitholders. In the event the Exchange Option is not available to a Unitholder at the time he wishes to exercise it, the Unitholder will be immediately notified and no action will be taken with respect to his Units without further instruction from the Unitholder.

 To exercise the Exchange Option, a Unitholder should notify the Sponsor of his desire to exercise the Exchange Option and to use the proceeds from the sale of his Units to the Sponsor of this series to purchase Units of one or more of the Exchange Trusts from the Sponsor.
If Units of the applicable outstanding series of the Exchange Trust are at that time available for sale, and if such Units may lawfully be sold in the state in which the Unitholder is resident, the Unitholder may select the series or group of series for which he desires his investment to be exchanged. The Unitholder will be provided with a current prospectus or prospectuses relating to each series in which he indicated interest.
 The exchange transaction will operate in a manner essentially identical to any secondary market transaction, i.e., Units will be repurchased at a price based on the market value of the Securities in the portfolio of the Trust next determined after receipt by the Sponsor of an exchange request and properly endorsed
Certificate. Units of the Exchange Trust will be sold to the Unitholder at a price based upon the next determined market value of the Securities in the Exchange Trust plus the reduced sales charge.
Exchange transactions will be effected only in whole units; thus, any proceeds not used to acquire whole units will be paid to the selling
Unitholder.

 For example, assume that a Certificateholder, who has three thousand units of a trust with a current price of $1.30 unit, desires to sell his units and seeks to exchange the proceeds for units of a series of an Exchange Trust with a cur-rent price of $890 per unit based on the bid prices of the underlying securities. In this example, which does not contemplate any rounding up to the next highest number of Units, the proceeds from the Unitholder's units would aggre-gate $3,900. Since only whole units of an Exchange Trust may be purchased under the Exchange Option, the Unitholder would be able to acquire four units in the Exchange Trust for a total cost of $3,620 ($3,560 for the units and $60 for the sales charge). If all 3,000 units were tendered, the remaining $280 would be returned to the Unitholder.

 Conversion Option. In addition to the Exchange
Option described in this Prospectus, owners of units of any registered unit investment trust sponsored by another which was initially offered at a maximum applicable sales charge of at least
3.0% (a "Conversion Trust") may elect to apply the cash proceeds of the sale or redemption of those units directly to acquire available units of any Exchange Trust at a reduced sales charge of $15 per Unit (or per 100 Units in the case of Exchange Trusts having a Unit price of approximately $10, or per 1,000 Units in the case of Exchange Trusts having a Unit price of approximately $1), subject to the terms and conditions applicable to the Exchange Option
(except that no secondary market is required for Conversion Trust units). To exercise this option, the owner should notify his retail broker. He will be given a prospectus for each series in which he indicates interest and for which units are available. The dealer must sell or redeem the units of the Conversion Trust. Any dealer other than PaineWebber must certify that the purchase of units of the Exchange Trust is being made pursuant to and is eligible for the Conversion
Option. The dealer will be entitled to two thirds of the applicable reduced sales charge. The
Sponsor reserves the right to modify, suspend or terminate the Conversion Option at any time without further notice, including the right to increase the reduced sales charge applicable to this option (but not in excess of $5 more per Unit (or per 100 Units or per 1,000 Units, as applicable) than the corresponding fee then being charged for the Exchange Option). For a description of the tax consequences of a conversion reference is made to the Exchange
Option section of the prospectus.

 Distribution of Units. The minimum purchase in the initial public offering is 1,000 Units, except that the minimum purchase 250 Units for purchases made in connection with Individual
Retirement Accounts or other tax-deferred retire-ment plans. Only whole Units may be purchased.

 The Sponsor is the sole underwriter of the Units. Sales may, however, be made to dealers who are members of the National Association of Securities Dealers, Inc. ("NASD") at prices which include a concession of one-half of the highest applicable sales charge and the dealer concession will be retained by the Sponsor. In event that the dealer concession is 90% or more of the sales charge per Unit, dealers taking advantage of such concession may be deemed to be underwriters under the Securities Act of 1933.

 The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units. The Sponsor intends to qualify the Units in all states of the United States and does not intend to sell Units to persons who are non-resident aliens.

 Secondary Market for Units. While not obligated to do so, the Sponsor intends to maintain a secondary market for the Units and continuously offer to purchase Units at the Trust Fund
Evaluation per Unit next computed after receipt by the Sponsor of an order from a Unitholder. The
Sponsor may cease to maintain such a market at any time, and from time to time, without notice.
In the event that a secondary market for the Units is not maintained by the Sponsor, a Unitholder desiring to dispose of Units may tender such Units to the Trustee for redemption at the price calculated in the manner set forth under "Redemption". Redemption requests in excess of $100,000 may be redeemed "in kind" as described under "Redemption".

 The Trust Fund Evaluation per Unit at the time of sale or tender for redemption may be less than the price at which the Unit was purchased.

 Sponsor's Profits. In addition to the applicable sales charge the Sponsor realizes a profit (or sustains a loss) in the amount of any difference between the cost of the Securities to the Sponsor and the price at which it sells or redeems the Units, which is based on the value of the Securities, determined by the Trustee as described under "Valuation". In maintaining a secondary market for the Units, the Sponsor may realize profits or sustain losses in the amount of any differences between the price at which it buys Units and the price at which it resells or redeems such Units.

 Cash, if any, received from Unitholders prior to the settlement date for the purchase of Units or prior to the payment for Securities upon their delivery may be used in the Sponsor's business subject to the limitations of Rule 15c3-3 under the Securities and Exchange Act of 1934 and may be of benefit to the Sponsor. In maintaining a secondary market for the Units, the Sponsor may realize profits or sustain losses in the amount of any differences between the price at which it buys Units and the price at which it resells or redeems such units.

                 REDEMPTION

 One or more Units represented by a Certificate may be tendered to the Trustee for redemption at its office at One Lincoln Plaza, 89 South Street,
Boston, MA 02111 upon payment of any transfer or similar tax which must be paid to effect the redemption. At the present time there are no such taxes. No redemption fee will be charged by the Sponsor or the Trustee. Units redeemed by the Trustee will be canceled. The Certificate must be properly endorsed and accompanied by a letter requesting transfer. Unitholders must sign exactly as their names appear on the face of the Certificate with the signature guaranteed by an eligible guarantor institution, or in such other manner as may be acceptable to the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator, or certificates of corporate authority. Unitholders should contact the Trustee to determine whether additional documents are necessary.

 Units will be redeemed at the Redemption Value per Unit next determined after receipt of the redemption request in good order by the Trustee.
The Redemption Value per Unit is determined by dividing the Trust Fund Evaluation, determined on the basis of the current bid prices for the Treasury Obligation plus the market value for the Stocks by the number of Units outstanding. (See
"Valuation.")

 A redemption request is deemed received on the business day (See "Valuation" for a definition of business day) when such request is received prior to 4:00 p.m. If it is received after 4:00, it is deemed received on the next business day. The
Sponsor may purchase Units tendered to the Trustee for redemption. During the period in which the Sponsor maintains a secondary market for Units, the Sponsor may repurchase any Unit presented for tender to the Trustee for redemption no later than the close of business on the second day following such presentation and Unitholders will receive the Redemption Value next determined after receipt by the Trustee of the redemption request. Proceeds of a redemption will be paid to the Unitholder on the seventh calendar day following the date of tender (or if the seventh calendar day is not a business day on the first business day prior thereto).

 With respect to cash redemptions, amounts representing income received shall be withdrawn from the Income Account, and, to the extent such balance is insufficient, from the Capital
Account. The Trustee is empowered, to the extent necessary, to sell Securities in such manner and as directed by the sponsor which direction shall be given as to maximize the objectives of the Trust. In the event that no such direction is given by the Sponsor, the Trustee is empowered to sell Securities as follows: Treasury Obligations will be sold so as to maintain the Trust Treasury
Obligations in an amount which, upon maturity, will equal at least $1.00 per Unit outstanding after giving effect to such redemption and Stocks having the greatest amount of capital appreciation will be sold first. (see
"Administration of the Trust"). However, with respect to redemption requests in excess of $100,000, the Sponsor may determine in its discretion to direct the Trustee to redeem Units
"in kind" by distributing Securities to the redeeming Unitholder. When Stock is distributed, a proportionate amount of Stock will be distributed, rounded to avoid the distribution of fractional shares and using cash or checks where rounding is not possible. The Sponsor may direct the Trustee to redeem Units "in kind" even if it is then maintaining a secondary market in Units of the Trust. Securities will be valued for this purpose as set forth under "Valuation". A
Unitholder receiving a redemption "in kind" may incur brokerage or other transaction costs in con-verting the Securities distributed into cash.

 The Trustee may, in its discretion, and will when so directed by the Sponsor, suspend the right of redemption, or postpone the date of payment of the Redemption Value, for more than seven calendar days following the day of tender for any period during which the New York Stock
Exchange, Inc. is closed other than for weekend and holiday closings; or for any period during which the Securities and Exchange Commission determined that trading on the New York Stock
Exchange, Inc. is restricted or for any period during which an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable; or for such other period as the Securities and Exchange Commission may by order permit for the protection of Unitholders. The Trustee is not liable to any person or in any way for any loss or damages which may result from any such suspension or postponement, or any failure to suspend or postpone when done in the Trustee's discretion.

                 VALUATION

 The Trustee will calculate the Trust's value
(the "Trust Fund Evaluation") per Unit at the
Valuation Time set forth under "Summary of Essential Information" (1) on each June 30 and
December 31 (or the last business day prior thereto), (2) on each business day as long as the Sponsor is maintaining a bid in the secondary market, (3) on the business day on which any Unit is tendered for redemption and (4) on any other day desired by the Sponsor or the Trustee, by adding (a) the aggregate value of the Securities and other assets determined by the Trustee as set forth below and (b) cash on hand in the Trust, income accrued on the Treasury Obligations but not distributed or held for distribution and dividends receivable on Stocks trading ex-dividend (other than any cash held in any reserve account established under the Indenture) and deducting therefrom the sum of (x) taxes or other governmental charges against the Trust not previously deducted and (y) accrued fees and expenses of the Trustee and the Sponsor
(including legal and auditing expenses) and other
Trust expenses. The per Unit Trust Fund
Evaluation is calculated by dividing the result of such computation by the number of Units outstanding as of the date thereof. Business days do not include New Year's Day, Washington's birthday, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas
Day and other days that the New York Stock
Exchange is closed.

 The value of Stocks shall be determined by the Trustee in good faith in the following manner:
(1) if the Securities are listed on one or more national securities exchanges, such evaluation shall be based on the closing sale price on that day (unless the Trustee deems such price inappropriate as a basis for evaluation) on the exchange which is the principal market thereof
(deemed to be the New York Stock Exchange if the Securities are listed thereon) (2) if there is no such appropriate closing sale price on such exchange, at the mean between the closing bid and asked prices on such exchange (unless the Trustee deems such price inappropriate as a basis for evaluation), (3) if the Securities are not so listed or, if so listed and the principal market therefor is other than on such exchange or there are no such appropriate closing bid and asked prices available, such evaluation shall be made by the Trustee in good faith based on the closing sale price on the over-the-counter market (unless the Trustee deems such price inappropriate as a basis for evaluation) or (4) if there is no such appropriate closing price, then (a) on the basis of current bid prices, (b) if bid prices are not available, on the basis of current bid prices for comparable securities, (c) by the Trustee's appraising the value of the Securities in good faith on the bid side of the market or (d) by any combination thereof.

 Treasury Obligations are valued on the basis of bid prices. The aggregate bid prices of the Treasury Obligations, is the price obtained from investment dealers or brokers (which may include the Sponsor) who customarily deal in Treasury
Obligations; or, if there is no market for the Treasury Obligations, and bid prices are not available, on the basis of current bid prices for comparable securities; or by appraisal; or by any combination of the above, adjusted to reflect in-come accrued.

COMPARISON OF PUBLIC OFFERING PRICE AND
REDEMPTION VALUE

 While the Public Offering Price of Units during the initial offering period is determined on the basis of current offering prices of the Treasury
Obligations, the Public Offering Price of Units in the secondary market and the Redemption Value is determined on the basis of the current bid prices of the Treasury Obligations. The Stocks are valued on the same basis for the initial and secondary markets and for purposes of redemptions. The Public Offering Price per Unit
(which figure includes the sales charge) exceeds the Redemption Value (see: "Essential
Information"). The bid prices of the Treasury
Obligations and Stocks are expected to vary. For this reason and others, including the fact that the Public Offering Price includes the sales charge, the amount realized by a Unitholder upon redemption of Units may be less than the price paid by the Unitholder for such Units.

              EXPENSES OF THE TRUST

 The cost of the preparation and printing of the Certificates, the Indenture and this Prospectus, the initial fees of the Trustee and the Trustee's counsel, advertising expenses and expenses incurred in establishment of the Trust including legal and auditing fees, are paid by the Sponsor and not by the Trust. The Sponsor will receive no fee from the Trust for its services as Sponsor.

 The Sponsor will receive a fee, which is earned for portfolio supervisory services, and which is based upon the largest number of Units outstanding during the year. The Sponsor's fee, which is not to exceed $.00025 per Unit, may exceed the actual costs of providing portfolio supervisory services for the Trust, but at no time will the total amount it receives for portfolio supervisory services rendered to all series of the PaineWebber Pathfinders Trust in any calendar year exceed the aggregate cost to it of supplying such services in such year.

 For its services as Trustee and Evaluator, the Trustee will be paid in monthly installments, annually $.00145 per Unit. In addition, the regular and recurring expenses of the Trust are estimated to be $.00121 per Unit annually which include, but are not limited to certain mailing, printing and audit expenses. Expenses in excess of this estimate will be borne by the Trust. The
Trustee could also benefit to the extent that it may hold funds in non-interest bearing accounts created by the Indenture.

 The Sponsor's fee and Trustee's fee may be increased without approval of the Unitholders by an amount not exceeding a proportionate increase in the category entitled "All Services Less Rent" in the Consumer Price Index published by the United States Department of Labor or if the Price
Index is no longer published, a similar index as determined by the Trustee and Sponsor.

 In addition to the above, the following charges are or may be incurred by each Trust and paid from the Income Account, or, to the extent funds are not available in such Account, from the Capital Account (see "Administration of the
Trust--Accounts"): (1) fees for the Trustee for extraordinary services; (2) expenses of the Trustee (including legal and auditing expenses) and of counsel; (3) various governmental charges;
(4) expenses and costs of any action taken by the Trustee to protect the trusts and the rights and interests of the Unitholders; (5) indemnification of the Trustee for any loss, liabilities or expenses incurred by it in the administration of the Trust without gross negligence, bad faith or wilful misconduct on its part; (6) brokerage commissions in connection with the sale of Securities; and (7) expenses incurred upon termination of the Trust. In addition, to the extent then permitted by the Securities and Exchange Commission, the Trust may incur expenses of maintaining registration or qualification of the Trust or the Units under Federal or state securities laws so long as Sponsor is maintaining a secondary market (including, but not limited to, legal, auditing and printing expenses).

 The accounts of the Trust shall be audited not less than annually by independent public accountants selected by the Sponsor. The expenses of the audit shall be an expense of the Trust. So long as the Sponsor maintains a secondary market, the Sponsor will bear any audit expense which exceeds $.00050 per Unit. Unitholders covered by the audit during the year may receive a copy of the audited financials upon request.

 The fees and expenses set forth above are payable out of the Trust and when unpaid will be secured by a lien on the Trust. To the extent that dividends paid with respect to the Stocks are not sufficient to meet the expenses of the Trust, the Trustee is authorized to sell
Securities to meet the expenses of the Trust and if Securities have to be sold, Stock will be sold prior to Treasury Bonds and Stocks having the greatest amount of appreciation will be sold first.

              RIGHTS OF UNITHOLDERS

 Ownership of Units is evidenced by registered
Certificates executed by the Trustee and the Sponsor. Certificates are transferable by presentation and surrender to the Trustee at its corporate agency office properly endorsed and ac-companied by a written instrument or instruments of transfer satisfactory to the Trustee together with payment of $2.00 if required by the Trustee
(or such other amount as may be specified by the Trustee and approved by the Sponsor), and taxes or other governmental charges that may be imposed in connection with the transaction. For new
Certificates issued to replace destroyed, mutilated, stolen or lost Certificates, the Unitholder must furnish indemnity satisfactory to the Trustee and must pay such expenses as the Trustee may incur. Mutilated Certificates must be surrendered to the Trustee for replacement.

                DISTRIBUTIONS

 The Trustee will distribute any net income and principal received quarterly on the Distribution
Dates to Unitholders of record on the preceding
Record Date. Long-term capital gains on the sale of any Securities in the Trust, if any will be distributed annually on the January Distribution
Date to Unitholders of record on the preceding
Record Date. Income with respect to the original issue discount on the Treasury Obligations will not be distributed although Unitholders will be subject to tax as if a distribution had occurred.
(See "Federal Income Taxes".)

 Within a reasonable period after the Trust is terminated, each Unitholder will, upon surrender of his Certificates for cancellation, receive his pro rata share of the amounts realized upon disposition of the Securities plus any other assets of the Trust, less expenses of the Trust.
(See "Termination.")

             ADMINISTRATION OF THE TRUST

 Accounts. All dividends received and interest, if any, accrued on Securities, proceeds from the sale of Securities or other monies received by the Trustee on behalf of the Trust shall be held in trust in non-interest bearing accounts until required to be disbursed.

 The Trustee will credit on its books to an Income Account any dividends (except stock dividends) and interest, if any, accrued by the Trust. All other receipts (i.e. return of principal, stock dividends, if any, and gains) are credited on its books to a Capital Account. A record will be kept of qualifying dividends within the Income Account. The pro rata share of the Income Account and the pro rata share of the Capital Account represented by each Unit will be computed by the Trustee as set forth under "Valuation".

 The Trustee will deduct from the Income Account and, to the extent funds are not sufficient therein, from the Capital Account, amounts necessary to pay expenses incurred by the Trust.
(See "Expenses and Charges.") In addition, the
Trustee may withdraw from the Income Account and the Capital Account such amounts as may be necessary to cover redemption of Units by the Trustee. (See "Redemption.")

 The Trustee may establish reserves (the "Reserve
Account") within the Trust for state and local taxes, if any, and any other governmental charges payable out of the Trust.

 Reports and Records. With the distribution of income from the Trust, Unitholders will be furnished with a statement setting forth the amount being distributed from each account.

 Pursuant to the Indenture, the Trustee is required to keep proper books of record and account of all transactions relating to the Trust at its office. Such records will include the name and address of every Unitholder, a list of the Certificate numbers and the number of Units of each Certificate issued to Unitholders. The
Trustee is also required to keep a certified copy or duplicate original of the Indenture and a current list of Securities held in the Trust on file at its office which will be open to inspection by any Unitholder at reasonable times during usual business hours.

 Within a reasonable period of time after the end of each calendar year, the Trustee will furnish each person who was a Unitholder at any time during the calendar year an annual report containing the following information, expressed in reasonable detail both as a dollar amount and as a dollar amount per Unit: (1) a summary of transactions for such year in the Income and Capital Accounts and any Reserves; (2) any
Securities sold during the year and the
Securities held at the end of such year; (3) the Trust Fund Evaluation per Unit, based upon a computation thereof on the 31st day of December of such year (or the last business day prior thereto); and (4) amount distributed to Unitholders during such year.

 Portfolio Supervision. The portfolio of the Trust is not "managed" by the Sponsor or the Trustee; their activities described herein are governed solely by the provisions of the Indenture. The Indenture provides that the Sponsor may (but need not) direct the Trustee to dispose of a Security:

 (1) upon the failure of the issuer to declare or pay anticipated dividends or interest;

 (2) upon the institution of materially adverse action or proceeding at law or in equity seeking to restrain or enjoin the declaration or payment of dividends or interest on any such Securities or the existence of any other materially adverse legal question or impediment affecting such Securities or the declaration or payment of dividends or interest on the same;

 (3) upon the breach of covenant or warranty in any trust indenture or other document relating to the issuer which might materially and adversely affect either immediately or contingently the declaration or payment of dividends or interest on the such Securities;

 (4) upon the default in the payment of principal or par or stated value of, premium, if any, or income on any other outstanding securities of the issuer or the guarantor of such securities which might materially and adversely, either immediately or contingently, affect the declaration or payment of dividends or interest on the Securities; or

 (5) upon the occurrence of any materially adverse credit factors, that in the opinion of the Sponsor, make the retention of such Securities detrimental to the interest of the Unitholders.

 (6) upon a public tender offer being made for a Security, or a merger or acquisition being announced affecting a Security that in the opinion of the Sponsor make the sale or tender of the Security in the best interests of the Unitholders;

 (7) upon a decrease in the Sponsor's internal rating of the Security; or

 (8) upon the happening of events which, in the opinion of the Sponsor, negatively affect the economic fundamentals of the issuer of the Security or the industry of which it is a part.

 The Trustee may dispose of Securities where necessary to pay Trust expenses or to satisfy redemption requests as directed by the Sponsor and in a manner necessary to maximize the objectives of the Trust, or if not so directed in its own discretion, provided however, that Treasury Obligations will be sold so as to maintain in the Trust Treasury Obligations in an amount which, upon maturity, will equal at least
$1.00 per Unit outstanding after giving effect to such redemption and Stocks having the greatest appreciation shall be sold first.

             AMENDMENT OF THE INDENTURE

 The Indenture may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent or to make such other provisions as will not adversely affect the interest of the Unitholders; provided, however, that after the deposit of the Securities the Indenture may not be amended to increase the number of Units issued thereunder or to permit the deposit or acquisition of securities either in addition to or in substitution for any of the Securities initially deposited in the Trust.

 The Indenture may be amended in any respect by the Sponsor and the Trustee with the consent of the holders of 51% of the Units then outstanding;
provided that no such amendment shall (1) reduce the interest in the Trust represented by a Unit or (2) reduce the percentage of Unitholders required to consent to any such amendment, without the consent of all Unitholders.

 The Trustee will promptly notify Unitholders of the substance of any amendment affecting
Unitholders rights or their interest in the Trust.

             TERMINATION OF THE TRUST

 The Indenture provides that the Trust will terminate within 15 days after the maturity of the Treasury Obligations held in the Trust. If the value of the Trust as shown by any evaluation is less than twenty per cent (20%) of the market value of the Securities on the Date of Deposit, the Trustee may in its discretion, and will when so directed by the Sponsor, terminate such Trust.
The Trust may also be terminated at any time by the written consent of 51% of the Unitholders or by the Trustee upon the resignation or removal of the Sponsor if the Trustee determines termination to be in the best interest of the Unitholders. In no event will the Trust continue beyond the Mandatory Termination Date.

 As directed by the Sponsor, approximately 30 days prior to the maturity of the Treasury
Obligations, the Trustee will begin to sell the Stocks held in the Trust. Stocks having the greatest amount of capital appreciation will be sold first. Upon termination of the Trust, the Trustee will sell any Stocks then remaining in the Trust and will then, after deduction of any fees and expenses of the Trust and payment into the Reserve Account of any amount required for taxes or other governmental charges that may be payable by the Trust, distribute to each Unitholder, upon surrender for cancellation of his Certificate after due notice of such termination, such Unitholder's pro rata share in the Income and Capital Accounts. Monies held upon the sale of Securities will be held in non-interest bearing accounts created by the Indenture until distributed and will be of benefit to the Trustee. The sale of Stocks in the Trust in the period prior to termination and upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time due to the impending or actual termination of the Trust. For this reason, among others the amount realized by a Unitholder upon termination may be less than the amount paid by such Unitholder.

                  SPONSOR

 The Sponsor, PaineWebber Incorporated, is a corporation organized under the laws of the State of Delaware. The Sponsor is a member firm of the New York Stock Exchange, Inc. as well as other major securities and commodities exchanges and is a member of the National Association of Securities Dealers Inc. The Sponsor is engaged in a security and a commodity brokerage business as well as underwriting and distributing new issues.
The Sponsor also acts as a dealer in unlisted securities and municipal bonds and in addition to participating as a member of various selling groups or as an agent of other investment companies, executes orders on behalf of investment companies for the purchase and sale of securities of such companies and sells securities to such companies in its capacity as a broker or dealer in securities.

 The Indenture provides that the Sponsor will not be liable to the Trustee, any of the Trusts or to the Unitholders for taking any action or for refraining from taking any action made in good faith or for errors in judgment, but will be liable only for its own wilful misfeasance, bad faith, gross negligence or wilful disregard of its duties. The Sponsor will not be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Securities in the Trust.

 The Indenture is binding upon any successor to the business of the Sponsor. The Sponsor may transfer all or substantially all of its assets to a corporation or partnership which carries on the business of the Sponsor and duly assumes all the obligations of the Sponsor under the Indenture. In such event the Sponsor shall be relieved of all further liability under the Indenture.

 If the Sponsor fails to undertake any of its duties under the Indenture, becomes incapable of acting, becomes bankrupt, or has its affairs taken over by public authorities, the Trustee may either appoint a successor Sponsor or Sponsors to serve at rates of compensation determined as provided in the Indenture or terminate the Indenture and liquidate the Trust.

                 CO-TRUSTEES

 The Co-Trustees are The First National Bank of
Chicago, a national bank association with its corporate trust office at One First National
Plaza, Suite 0126, Chicago, Illinois 60670-0126
(which is subject to supervision by the Comptrol-ler of the Currency, the Federal Deposit
Insurance Corporation and the Board of Governors of the Federal Reserve System) and Investors Bank
& Trust Company, a Massachusetts trust company with its office at One Lincoln Plaza, 89 South
Street, Boston, Massachusetts 02111, telephone no. 1-800-356-2754 (which is subject to supervision by the Massachusetts Commissioner of banks, the federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve
System).

 The Indenture provides that the Co-Trustees will not be liable for any action taken in good faith in reliance on properly executed documents or the disposition of moneys, Securities or Certificates or in respect of any valuation which it is required to make, except by reason of its own gross negligence, bad faith or willful misconduct, nor will the Trustee be liable or responsible in any way for depreciation or loss incurred by reason of the sale by the Trustee of any Securities in the Trust. In the event of the failure of the Sponsor to act, the Trustee may act and will not be liable for any action taken by it in good faith. The Trustee will not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United
States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee. The
Trustee will be indemnified and held harmless against any loss or liability accruing to it without gross negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trust, including the costs and expenses
(including counsel fees) of defending itself against any claim of liability.

              INDEPENDENT AUDITORS

 The financial statements, including the schedule of investments, of the Trust in this prospectus have been audited by Ernst & Young LLP and have been included in reliance on the report given on their authority as experts in accounting and auditing.

                LEGAL OPINIONS

 The legality of the Units offered hereby has been passed upon by Orrick, Herrington &
Sutcliffe LLP, 666 Fifth Avenue, New York, as counsel for the Sponsor.

ESSENTIAL INFORMATION REGARDING THE TRUST
              As of August 31, 1996
Sponsor: PaineWebber Incorporated
Co-Trustees: Investors Bank & Trust Co. and
 The First National Bank of Chicago
Date of Deposit: September 29, 1992
Aggregate Market Value of Securities in Trust:                             $14,114,921

Number of Units:                                                           10,200,000
Minimum Purchase:
250 units for Individual Retirement Accounts
1,000 units for all else
Fractional Undivided Interest in the Trust Represented by
Each Unit:                                                                 1/10,200,000th
Calculation of Public Offering Price Per Unit
Value of Net Assets in Trust                                               $14,126,231
Divided by 10,200,000 Units                                                $1.3849
Plus Sales Charge of 2.25% of Public Offering Price
   (2.30% of net amount invested)                                          $.0319
Public Offering Price per Unit                                             $1.4168
Redemption Value per Unit                                                  $1.3849
Excess of Public Offering Price per Unit                                   $.0319
Sponsor's Repurchase Price per Unit                                        $1.3849
Excess of Public Offering Price over Sponsor's Repurchase Price per Unit   $.0319
Evaluation Time:                                                           4 P.M. New York Time
Distribution Dates*:                                                       Quarterly on January 20, April 20,
                                                                           July 20 and October 20.
Record Dates:                                                              March 31, June 30, September 30
                                                                           and December 31.
Mandatory Termination Date:                                                June 1, 2002 (15 days after maturity
                                                                           of the Treasury Obligations).
Discretionary Liquidation Amount:                                          20% of the value of the Securities
                                                                           on the Date of Deposit.
Estimated Expenses of the Trust * *:                                       $.00291 per Unit
   * See " Distributions "
* * See " Expenses of Trust ". Estimated
dividends from the Growth Stocks, based upon last
dividends
 actually paid, are expected by the Sponsor to
be sufficient to pay Estimated Expenses of the
Trust.

            REPORT OF INDEPENDENT AUDITORS
THE UNITHOLDERS, SPONSOR AND CO-TRUSTEES
THE PAINEWEBBER PATHFINDERS TRUST, TREASURY AND
GROWTH STOCK SERIES THIRTEEN:
 We have audited the accompanying statement of financial condition, including the schedule of investments, of The PaineWebber Pathfinders
Trust, Treasury and Growth Stock Series Thirteen as of August 31, 1996 and the related statements of operations and changes in net assets for each of the three years in the period then ended.
These financial statements are the responsibility of the Co-Trustees. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 1996, as shown in the statement of financial condition and schedule of investments, by correspondence with the Co-Trustees. An audit also includes assessing the accounting principles used and significant estimates made by the Co-Trustees, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The
PaineWebber Pathfinders Trust, Treasury and
Growth Stock Series Thirteen at August 31, 1996 and the results of its operations and changes in its net assets for each of the three years in the period then ended, in conformity with generally accepted accounting principles.
                       ERNST & YOUNG LLP
New York, New York
December 2, 1996

           THE PAINEWEBBER PATHFINDERS TRUST
TREASURY AND GROWTH STOCK SERIES THIRTEEN
           STATEMENT OF FINANCIAL CONDITION
                August 31, 1996
                     ASSETS
Treasury Obligation - at market value (Cost $6,856,861)
(note A and note 1 to schedule of investments)                $6,975,770
Common Stock - at market value (Cost $4,551,277)
(note 1 to schedule of investments)                           7,139,151
Accrued dividends receivable                                  6,695
Cash                                                          15,828
Total Assets                                                  $14,137,444
              LIABILITIES AND NET ASSETS
Accrued expenses payable                                                          $11,213
Total Liabilities                                                                 11,213
Net Assets (10,200,000 units of fractional undivided interest outstanding):
Cost to investors (note B)                                                        11,670,729
Less gross underwriting commissions (note C)                                      (262,591)
                                                                                  11,408,138
Net unrealized market appreciation (note D)                                       2,706,783
                                                                                  14,114,921
Undistributed investment income-net                                               10,258
Undistributed proceeds from sales of securities                                   1,052
Net assets                                                                        14,126,231
Total liabilities and net assets                                                  $14,137,444
Net Asset Value per unit                                                          $1.38
         See accompanying notes to financial statements.

           THE PAINEWEBBER PATHFINDERS TRUST
TREASURY AND GROWTH STOCK SERIES THIRTEEN
              STATEMENT OF OPERATIONS
                                                                      Year Ended       Year Ended     Year Ended
                                                                      August 31,       August 31,     August 31,
                                                                      1996             1995             1994
Operations:
Investment income:
Accretion on Treasury Obligation                                      $511,539         $590,985         $694,770
Dividend Income                                                       125,988          144,995          163,646
    Total investment income                                           637,527          735,980          858,416
Less expenses:
Trustee's fees, expenses and evaluator's
expense                                                               33,144           38,025           45,052
    Total expenses                                                    33,144           38,025           45,052
Investment income-net                                                 604,383          697,955          813,364
Realized and unrealized gain (loss) on investments-net:
Net realized gain on securities transactions                          638,966          289,744          421,623
Net change in unrealized market appreciation (depreciation)           94,918           1,876,577     (1,323,173)
Net gain (loss) on investments                                        733,884          2,166,321       (901,550)
Net increase (decrease) in net assets resulting from operations       $1,338,267       $2,864,276      ($88,186)
    See accompanying notes to financial statements.

           THE PAINEWEBBER PATHFINDERS TRUST
TREASURY AND GROWTH STOCK SERIES THIRTEEN
STATEMENT OF CHANGES IN NET ASSETS
                                                                     Year Ended        Year Ended     Year Ended
                                                                      August 31,        August 31,    August 31,
                                                                      1996              1995           1994
Operations:
Investment income-net                                                 $604,383          $697,955       $813,364
Net realized gain on securities transactions                          638,966           289,744         421,623
Net change in unrealized market appreciation (depreciation)           94,918            1,876,577       1,323,173)
Net increase (decrease) in net assets resulting from operations       1,338,267         2,864,276       (88,186)
Less: Distributions to Unitholders (Note E)
Investment income-net                                                 92,583            108,300         114,230
    Total Distributions                                               92,583            108,300         114,230
Less: Units Redeemed by Unitholders (Note F)
Value of units at date of redemption                                  2,857,526         3,483,511       5,442,646
Undistributed accretion at date of redemption                         317,914           176,649         227,094
Undistributed income at date of redemption                            2,460             3,420           2,940
    Total Redemptions                                                 3,177,900         3,663,580       5,672,680
 Decrease in net assets                                               (1,932,216)       (907,604)       (5,875,096)
Net Assets:
Beginning of Period                                                   16,058,447        16,966,051      22,841,147
End of Period                                                         $14,126,231       $16,058,447     $16,966,051
    See accompanying notes to financial statements.

           THE PAINEWEBBER PATHFINDERS TRUST
TREASURY AND GROWTH STOCK SERIES THIRTEEN
            NOTES TO FINANCIAL STATEMENTS
                August 31, 1996
(A) The financial statements of the Trust are
prepared on the accrual basis of accounting.
Security transactions are accounted for on the
date the securities are purchased or sold. The
original issue discount on the Treasury
Obligation is accreted on a level yield basis.
The amount of discount included in the cost of
the Treasury Obligation held as of August 31,
1996 is $1,671,264.
(B) Cost to investors represents the initial
public offering price as of the date of deposit,
and the value of units through supplemental
deposits computed on the basis set forth under
"Public Offering Price of Units", adjusted for ac-
cretion on United States Treasury Obligations and
for securities sold since the date of deposit.
(C) Sales charge of the Public Offering Price
per Unit is computed on the basis set forth under
" Public Offering of Units - Sales Charge and
Volume Discount ".
(D) At August 31, 1996, the gross unrealized
market appreciation was $2,808,107 and the gross
unrealized market depreciation was ($101,324).
The net unrealized market appreciation was
$2,706,783.
(E) Regular distributions of net income,
excluding accretion income and principal receipts
not used for redemption of units are made
quarterly. Special distribution may be made when
the Sponsor and Co-Trustee deem necessary. Income
with respect to the accretion of original issue
discount is not distributed although the
unitholder is subject to tax, where applicable,
as if the distribution had occurred. Accretion
income earned by the Trust increases a
unitholder's cost basis in the underlying se-
curity.
(F) The following units were redeemed with
proceeds of securities sold as follows:
                                Year Ended       Year Ended       Year Ended
                                August 31,       August 31,       August 31,
                                1996             1995             1994
Number of units redeemed        2,300,000        3,200,000        5,200,000
Redemption amount               $3,177,900       $3,663,580       $5,672,680

THE PAINEWEBBER PATHFINDERS TRUST
TREASURY AND GROWTH STOCK SERIES THIRTEEN
SCHEDULE OF INVESTMENTS
As of August 31, 1996
TREASURY OBLIGATIONS (49.42%)
Name of Security                Coupon   Maturity Value   Maturity Date   Market Value(1)
U.S. Treasury Interest
Payments (2) (49.42%)           0%       $10,200,000      May 15, 2002    $6,975,770
COMMON STOCKS (50.58%)
Name of Issuer                            Number of Shares       Market Value
Automobile Parts: (1.71%)
Allen Group, Inc.                         15,481                 $241,891
Beverages: (6.98%)
Anheuser-Busch Companies, Inc.            3,365                  254,899
The Coca-Cola Company                     8,969                  448,450
PepsiCo, Inc.                             9,781                  281,204
Chemicals: (4.99%)
Dow Chemical Company                      3,263                  260,224
Great Lakes Chemical Corporation          2,651                  152,432
PPG Industries, Inc.                      5,908                  291,707
Construction Materials: (1.46%)
Owens-Corning Fiberglas Corporation       5,702                  207,410
Electrical Equipment: (2.76%)
General Electric Company                  4,687                  389,607
Entertainment: (2.02%)
Walt Disney Company                       4,994                  284,658
Hospital Supply: (4.93%)
Abbott Laboratories                       6,510                  293,764
Medtronic, Inc.                           7,740                  402,480
Household Products: (2.37%)
Procter & Gamble Company                  3,768                  334,881
Machinery: (3.03%)
Allied-Signal, Inc.                       6,927                  427,742
Metals: (.19%)
Transpro Inc                              3,871                  27,097
Oil Service: (1.64%)
Schlumberger, Ltd.                        2,740                  231,188
Pharmaceuticals: (5.78%)
Bristol-Myers Squibb Company              2,856                  250,614
Merck & Company, Inc.                     4,281                  280,941
R.P. Scherer Corporation*                 5,905                  284,178
Retailing: (4.04%)
Staples, Inc.*                            28,844                 569,669
Telecommunications: (2.55%)
AT&T Corporation (3)                      4,179                  219,397
Telefonos de Mexico S.A. ~                4,278                  140,639
                                                                 (Continued)

THE PAINEWEBBER PATHFINDERS TRUST
TREASURY AND GROWTH STOCK SERIES THIRTEEN
              SCHEDULE OF INVESTMENTS
              As of August 31, 1996
COMMON STOCKS (50.58%)
Name of Issuer                       Number of Shares       Market Value
Tire and Rubber: (2.11%)
Goodyear Tire & Rubber Company       6,523                  $297,612
Tobacco: (1.36%)
Philip Morris Companies, Inc.        2,132                  191,347
Transportation: (2.66%)
Burlington Northern, Inc.            4,689                  375,120
TOTAL COMMON STOCKS                                         $7,139,151
TOTAL INVESTMENTS                                           $14,114,921

(1)    Valuation of Securities by the Co-
Trustees was made as described in "Valuation".
(2)    This security does not pay current
interest.  On the maturity date thereof, the
entire maturity value becomes
         due and payable. Generally, a fixed
yield is earned on such security which takes into
account the semi-
         annual compounding of accrued
interest.  (See "The Trust" and "Federal Income
Taxes" herein).
(3)    See "The Trust - Special
Considerations" herein.
 *      Non-income producing.
 ~      American Depositary Receipts.

CONTENTS OF REGISTRATION STATEMENT
          This registration statement comprises the following
  documents:
          The facing sheet.
          The Prospectus.
          The signatures.
          The following exhibits:
          EX-99.2     Opinion of Counsel as to legality of securities
                      being registered.
          EX-27       Financial Data Schedule
          EX-99.1     Consent of Independent Auditors
                                FINANCIAL STATEMENTS
          1.      Statement of Condition of the Trust as shown in
                  the current Prospectus for this series.
          2.      Financial Statements of the Depositor.
                  PaineWebber Incorporated - Financial Statements incorporated by reference to Form 10-k and
                  Form 10-Q (File No. 1-7367) respectively.
  SIGNATURES
  Pursuant to the requirements of the Securities Act of 1933, the registrant, PaineWebber Pathfinders Trust Treasury and Growth
  Stock Series 13 certifies that it meets all of the
  requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of New York, and the
  State of New York on the 13th day of December, 1996.
                  PAINEWEBBER PATHFINDERS TRUST
                  TREASURY AND GROWTH STOCK SERIES 13
                                  (Registrant)
                              By: PaineWebber Incorporated
                                  (Depositor)
                              /s/ ROBERT E. HOLLEY
                                  Robert E. Holley
                                  Senior Vice President
  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of PaineWebber Incorporated, the Depositor, by the following persons in the following capacities and in the City of New York, and State of New
  York, on this 13th day of December, 1996.
  PAINEWEBBER INCORPORATED
       Name                        Office
  Donald B. Marron            Chairman, Chief Executive Officer,
                              Director & Member of the Executive
                              Committee *
  Regina A. Dolan             Senior Vice President, Chief Financial Officer
                              and Director *
  Joseph J. Grano, Jr.        President, Retail Sales & Marketing,
                              Director and Member of the Executive
                              Committee *
                              By:/s/ ROBERT E. HOLLEY
                                    Attorney-in-fact*
  * Executed copies of the powers of attorney have been filed with the Securities and Exchange Commission in connection with the Registration Statement for File No. 33-19786.